Income Tax Expense (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement of Valuation Allowance
At the beginning of year	¥ 5,743,768	¥ 12,610,881
Current year additions	2,843,639	1,572,672
Current year reversals	(2,025,434)	(8,391,178)
Current year charge-offs	(102,032)	(48,607)
At the end of year	¥ 6,459,941	¥ 5,743,768